COMMITMENTS AND CONTINGENCY (Tables)	6 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCY
Schedule of total future minimum purchase commitment

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2025	¥27,265,303	$3,735,331
Total minimum payments required	¥27,265,303	$3,735,331

Schedule of non-cancellable operating lease agreements

Twelve months ending December 31,	RMB	US Dollars
2025	¥590,975	$80,963
2026	613,362	84,030
2027	201,349	27,585
Total	¥1,405,686	$192,578